Cover	Jul. 20, 2026
Document Information Line Items
Entity Registrant Name	Southern Cross Acquisition I Corp.
Entity Central Index Key	0002116230
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Jul. 20, 2026
Entity Ex Transition Period	false
Entity File Number	001-43402
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	257-5537
Units Consisting Of One Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Units, consisting of one ordinary share, $0.0001 par value
Trading Symbol	NCOOU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	NCO
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	NCOOW
Security Exchange Name	NASDAQ
Rights [Member]
Document Information Line Items
Security 12b Title	Rights, each right entitling the holder to receive one-fourth of one ordinary share
Trading Symbol	NCOOR
Security Exchange Name	NASDAQ